Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 88.8%
Aerospace/Defense - 1.0%
Mercury Systems, Inc. (b)	18,659	$1,432,078
Teledyne Technologies, Inc. (b)	12,219	4,460,668
		5,892,746
Airlines - 0.3%
JetBlue Airways Corp. (b)	96,956	1,922,637
Apparel - 1.0%
Carter's, Inc.	14,702	1,559,441
Columbia Sportswear Co.	10,618	997,243
Deckers Outdoor Corp. (b)	9,320	1,779,281
Skechers U.S.A, Inc. - Class A	44,862	1,677,390
		6,013,355
Auto Parts & Equipment - 1.0%
Adient PLC (b)	29,280	752,789
Dana, Inc.	48,204	742,824
Delphi Technologies PLC (a)(b)	29,775	456,748
Goodyear Tire & Rubber Co.	76,117	999,416
LEAR Corp. (a)	18,326	2,257,397
VISTEON Corp. (a)(b)	9,529	760,509
		5,969,683
Banks - 6.8%
Associated Banc-Corp.	53,068	1,057,645
BancorpSouth Bank	31,958	913,040
Bank of Hawaii Corp. (a)	13,418	1,202,253
Bank OZK	40,647	1,104,785
Cathay General Bancorp (a)	25,758	928,834
Commerce Bancshares, Inc. (a)	34,873	2,359,507
Cullen Frost Bankers, Inc. (a)	18,663	1,663,993
East West Bancorp, Inc.	48,767	2,235,479
First Financial Bankshares, Inc. (a)	45,642	1,529,920
First Horizon National Corp. (a)	103,628	1,658,048
FNB Corp.	109,094	1,273,127
Fulton Financial Corp. (a)	54,660	900,250
Hancock Whitney Corp.	28,832	1,145,784
Home BancShares, Inc.	52,182	997,720
International Bancshares Corp.	19,107	752,816
PacWest Bancorp (a)	40,616	1,423,591
Pinnacle Financial Partners, Inc.	23,970	1,415,668
Prosperity Bancshares, Inc. (a)	31,733	2,227,657
Signature Bank (a)	17,981	2,551,324
Synovus Financial Corp.	48,809	1,709,291
TCF Financial Corp.	51,091	2,160,128
Texas Capital Bancshares, Inc. (b)	17,009	934,815
Trustmark Corp. (a)	21,917	700,906
UMB Financial Corp. (a)	14,388	956,226
Umpqua Holdings Corp.	74,090	1,252,121
United Bankshares, Inc. (a)	34,344	1,177,999
Valley National Bancorp (a)	130,442	1,373,554
Webster Financial Corp.	31,022	1,391,647
Wintrust Financial Corp.	19,054	1,205,737
		40,203,865
Beverages - 0.2%
The Boston Beer Co., Inc. (b)	3,075	1,095,868
Biotechnology - 1.5%
Arrowhead Pharmaceuticals, Inc. (b)	33,344	1,397,447
Bio-Rad Laboratories, Inc. - Class A (b)	7,197	2,597,541
Exelixis, Inc. (b)	100,856	1,734,723
Ligand Pharmaceuticals, Inc. (a)(b)	5,855	514,128
Nektar Therapeutics (a)(b)	58,561	1,164,778
United Therapeutics Corp. (b)	14,355	1,402,053
		8,810,670
Building Materials - 1.9%
Eagle Materials, Inc.	13,780	1,256,323
Lennox International, Inc. (a)	11,680	2,721,206
Louisiana-Pacific Corp.	39,118	1,200,140
MDU Resources Group, Inc.	65,905	1,951,447
Owens Corning	36,473	2,206,252
Trex Co, Inc. (a)(b)	19,435	1,909,294
		11,244,662
Chemicals - 2.1%
Ashland Global Holdings, Inc.	19,844	1,468,059
Cabot Corp.	18,981	756,393
Ingevity Corp. (a)(b)	14,004	913,341
Minerals Technologies, Inc.	11,905	644,418
NewMarket Corp.	2,420	1,063,880
OLIN Corp.	53,180	790,787
PolyOne Corp.	26,181	868,685
RPM International, Inc.	43,191	3,082,542
Sensient Technologies Corp. (a)	14,276	852,991
The Chemours Co.	53,530	742,461
Valvoline, Inc.	63,251	1,333,331
		12,516,888
Commercial Services - 4.2%
Aaron's, Inc.	22,629	1,343,257
Adtalem Global Education, Inc. (b)	17,983	620,593
ASGN, Inc. (b)	17,740	1,200,821
Avis Budget Group, Inc. (b)	18,936	621,101
CoreLogic, Inc.	26,978	1,254,477
FTI Consulting, Inc. (a)(b)	12,710	1,525,963
Graham Holdings Co. - Class B	1,454	798,566
Grand Canyon Education, Inc. (b)	16,063	1,257,412
Green Dot Corp. (b)	16,029	482,152
Healthcare Services Group, Inc. (a)	24,836	635,802
HealthEquity, Inc. (a)(b)	23,607	1,559,478
Insperity, Inc.	12,560	1,097,367
LiveRamp Holdings, Inc. (b)	22,990	925,118
ManpowerGroup, Inc.	19,639	1,796,772
Sabre Corp.	95,641	2,060,107
Service Corp. International (a)	60,961	2,923,080
The Brink's Co.	16,684	1,404,626
WEX, Inc. (b)	14,523	3,150,329
WW International, Inc. (b)	15,207	501,527
		25,158,548
Computers - 1.8%
CACI International, Inc. - Class A (b)	8,358	2,235,264
Lumentum Holdings, Inc. (a)(b)	25,715	1,948,426
Maximus, Inc.	21,438	1,538,176
NCR Corp. (b)	42,493	1,432,864
NetScout Systems, Inc. (b)	21,933	563,897
Perspecta, Inc.	45,795	1,285,466
Science Applications International Corp.	16,029	1,406,865
		10,410,958
Cosmetics/Personal Care - 0.1%
Edgewell Personal Care Co. (a)(b)	17,752	458,357
Distribution/Wholesale - 1.0%
KAR Auction Services, Inc. (a)	43,678	918,112
Pool Corp.	13,264	2,908,795
Resideo Technologies, Inc. (b)	41,328	420,719
Watsco, Inc. (a)	10,816	1,881,119
		6,128,745
Diversified Financial Services - 3.2%
Affiliated Managers Group, Inc.	16,411	1,310,418
Deluxe Corp. (a)	14,023	675,909
Eaton Vance Corp. (a)	37,686	1,724,134
Evercore, Inc.	13,022	997,746
Federated Investors, Inc. - Class B (a)	32,180	1,165,881
Interactive Brokers Group, Inc. (a)	25,274	1,187,878
Janus Henderson Group PLC (a)	51,826	1,309,643
Jefferies Financial Group, Inc.	84,164	1,821,309
Legg Mason, Inc.	26,693	1,045,031
LendingTree, Inc. (a)(b)	2,525	785,780
Navient Corp.	66,382	954,573
SEI Investments Co.	42,038	2,743,400
SLM Corp.	140,589	1,535,232
Stifel Financial Corp.	22,772	1,473,121
		18,730,055
Electric - 2.1%
ALLETE, Inc.	17,361	1,449,296
Black Hills Corp.	20,469	1,699,541
Hawaiian Electric Industries, Inc.	36,624	1,791,280
IDACORP, Inc.	16,983	1,905,323
NorthWestern Corp.	16,968	1,306,027
OGE Energy Corp.	67,122	3,077,544
PNM Resources, Inc.	26,800	1,453,364
		12,682,375
Electrical Components & Equipment - 1.8%
Acuity Brands, Inc.	13,197	1,555,530
Belden, Inc.	13,268	653,714
Energizer Holdings, Inc. (a)	21,432	991,444
EnerSys	14,086	1,013,629
Hubbell, Inc.	18,116	2,594,755
Littelfuse, Inc.	8,115	1,435,625
Universal Display Corp.	14,124	2,488,225
		10,732,922
Electronics - 3.9%
Arrow Electronics, Inc. (b)	27,229	2,067,770
AVNET, Inc.	33,926	1,237,960
Coherent, Inc. (a)(b)	7,882	1,114,751
Gentex Corp.	83,370	2,481,925
II-VI, Inc. (a)(b)	28,373	954,751
Jabil, Inc.	46,266	1,799,285
National Instruments Corp.	38,878	1,735,125
nVent Electric PLC	51,827	1,290,492
SYNNEX Corp.	13,609	1,874,776
Tech Data Corp. (b)	11,665	1,679,060
Trimble, Inc. (b)	82,973	3,528,012
Vishay Intertechnology, Inc. (a)	44,465	902,195
Woodward, Inc.	18,799	2,186,512
		22,852,614
Energy-Alternate Sources - 0.5%
First Solar, Inc. (a)(b)	25,409	1,259,778
SolarEdge Technologies, Inc. (a)(b)	16,194	1,584,745
		2,844,523
Engineering & Construction - 1.3%
AECOM (b)	52,463	2,530,291
Dycom Industries, Inc. (a)(b)	10,615	429,058
EMCOR Group, Inc.	18,849	1,548,822
Fluor Corp.	46,914	839,291
KBR, Inc.	47,413	1,289,634
MasTec, Inc. (a)(b)	20,086	1,159,967
		7,797,063
Entertainment - 1.4%
Churchill Downs, Inc.	11,913	1,719,999
Cinemark Holdings, Inc. (a)	35,805	1,128,215
Eldorado Resorts, Inc. (a)(b)	21,861	1,306,851
Marriott Vacations Worldwide Corp. (a)	12,464	1,498,671
Penn National Gaming, Inc. (b)	35,731	1,065,856
Scientific Games Corp. (b)	18,659	463,490
Six Flags Entertainment Corp. (a)	25,701	979,979
		8,163,061
Environmental Control - 0.8%
Clean Harbors, Inc. (b)	17,082	1,404,482
Stericycle, Inc. (a)(b)	30,350	1,902,338
Tetra Tech, Inc.	17,885	1,530,956
		4,837,776
Food - 1.7%
Flowers Foods, Inc.	64,101	1,380,094
Hain Celestial Group, Inc. (a)(b)	26,266	635,900
Ingredion, Inc.	22,437	1,974,456
Lancaster Colony Corp.	6,605	1,021,463
Pilgrim's Pride Corp. (b)	17,139	446,471
Post Holdings, Inc. (b)	22,140	2,315,180
Sanderson Farms, Inc.	6,591	907,515
Sprouts Farmers Market, Inc. (b)	39,343	614,931
Tootsie Roll Industries, Inc. (a)	6,415	218,816
TreeHouse Foods, Inc. (a)(b)	18,846	840,532
		10,355,358
Forest Products & Paper - 0.1%
DOMTAR Corp.	19,073	664,122
Gas - 1.7%
National Fuel Gas Co. (a)	28,996	1,252,337
New Jersey Resources Corp.	31,805	1,314,183
ONE Gas, Inc.	17,707	1,673,311
Southwest Gas Holdings, Inc.	17,867	1,349,137
Spire, Inc.	17,075	1,439,764
UGI Corp.	69,606	2,894,914
		9,923,646
Hand/Machine Tools - 1.1%
Colfax Corp. (a)(b)	27,377	962,575
Kennametal, Inc. (a)	27,682	866,170
Lincoln Electric Holdings, Inc. (a)	20,247	1,805,627
MSA Safety, Inc.	11,836	1,604,962
Regal Beloit Corp.	13,637	1,069,959
		6,309,293
Health Care and Social Assistance - 0.0% (c)
Five Star Senior Living, Inc. (b)	5,418	24,544
Healthcare-Products - 4.2%
Avanos Medical, Inc. (a)(b)	15,959	439,511
Bio-Techne Corp.	12,704	2,667,459
Cantel Medical Corp. (a)	12,255	797,310
Globus Medical, Inc. (b)	25,623	1,339,570
Haemonetics Corp. (b)	16,882	1,812,958
Hill-Rom Holdings, Inc.	22,436	2,389,210
ICU Medical, Inc. (a)(b)	6,327	1,154,488
Integra LifeSciences Holdings Corp. (b)	23,826	1,311,383
LivaNova PLC (b)	15,875	1,079,024
Masimo Corp. (b)	16,471	2,809,952
NuVasive, Inc. (b)	17,407	1,342,428
Patterson Cos., Inc. (a)	27,794	611,746
Penumbra, Inc. (a)(b)	10,704	1,878,124
Repligen Corp. (a)(b)	15,605	1,566,586
West Pharmaceutical Services, Inc.	24,641	3,842,764
		25,042,513
Healthcare-Services - 3.2%
Acadia Healthcare Co., Inc. (a)(b)	29,779	956,799
Amedisys, Inc. (b)	10,742	1,895,856
Catalent, Inc. (b)	48,959	2,991,395
Charles River Laboratories International, Inc. (b)	16,271	2,515,171
Chemed Corp.	5,334	2,491,191
Encompass Health Corp.	33,228	2,559,553
MEDNAX, Inc. (b)	28,078	647,760
Molina Healthcare, Inc. (b)	21,043	2,587,658
Syneos Health, Inc. (a)(b)	20,509	1,258,432
Tenet Healthcare Corp. (b)	33,863	1,071,425
		18,975,240
Home Builders - 0.9%
KB Home (a)	28,486	1,069,649
Thor Industries, Inc. (a)	18,384	1,480,280
Toll Brothers, Inc. (a)	42,299	1,876,384
TRI Pointe Group, Inc. (b)	47,640	774,626
		5,200,939
Home Furnishings - 0.2%
Tempur Sealy International, Inc. (b)	15,132	1,386,394
Household Products/Wares - 0.3%
Helen of Troy Ltd. (b)	8,381	1,584,428
Housewares - 0.8%
Scotts Miracle-Gro Co. - Class A	13,227	1,623,482
Toro Co.	35,730	2,859,115
		4,482,597
Information - 0.4%
Ceridian HCM Holding, Inc. (a)(b)	33,567	2,460,125
Insurance - 5.3%
Alleghany Corp. (a)(b)	4,794	3,823,982
American Financial Group, Inc.	24,931	2,712,243
Brighthouse Financial, Inc. (b)	36,493	1,419,578
Brown & Brown, Inc. (a)	78,051	3,504,490
CNO Financial Group, Inc.	50,338	885,445
First American Financial Corp.	37,488	2,323,506
Genworth Financial, Inc. (b)	164,737	675,422
Hanover Insurance Group, Inc.	12,970	1,797,383
Kemper Corp.	20,495	1,525,238
Mercury General Corp.	9,131	448,241
Old Republic International Corp.	95,680	2,157,584
Primerica, Inc.	13,779	1,633,638
Reinsurance Group of America, Inc.	20,855	3,004,163
RenaissanceRe Holdings Ltd.	14,707	2,786,094
RLI Corp.	13,292	1,236,289
Selective Insurance Group, Inc.	19,454	1,288,827
		31,222,123
Internet - 0.9%
Etsy, Inc. (b)	39,462	1,926,140
GrubHub, Inc. (a)(b)	30,459	1,649,355
TripAdvisor, Inc. (a)	34,991	955,954
YELP, Inc. (a)(b)	21,163	689,914
		5,221,363
Iron/Steel - 1.2%
Allegheny Technologies, Inc. (a)(b)	42,265	729,071
Carpenter Technology Corp.	15,930	633,058
Commercial Metals Co.	38,597	793,169
Reliance Steel & Aluminum Co.	22,205	2,549,134
Steel Dynamics, Inc.	71,754	2,144,010
United States Steel Corp.	58,261	528,427
		7,376,869
Leisure Time - 0.6%
Brunswick Corp. (a)	27,169	1,707,572
Polaris Industries, Inc.	19,296	1,772,144
		3,479,716
Lodging - 1.3%
Boyd Gaming Corp.	26,901	802,995
Caesars Entertainment Corp. (b)	185,869	2,540,829
Choice Hotels International, Inc. (a)	10,584	1,060,517
Wyndham Destinations, Inc.	30,206	1,465,897
Wyndham Hotels & Resorts, Inc.	31,699	1,812,232
		7,682,470
Machinery-Construction & Mining - 0.4%
Oshkosh Corp.	22,665	1,950,097
Terex Corp.	20,850	528,547
		2,478,644
Machinery-Diversified - 2.3%
AGCO Corp.	20,879	1,464,453
Cognex Corp. (a)	57,454	2,928,430
CRANE Co.	17,073	1,459,059
Curtiss-Wright Corp.	14,396	2,093,610
Graco, Inc.	55,581	2,954,130
Nordson Corp.	17,046	2,878,388
		13,778,070
Manufacturing - 0.1%
O-I Glass, Inc.	51,623	651,482
Media - 2.0%
AMC Networks, Inc. - Class A (a)(b)	15,086	551,997
Cable One, Inc.	1,683	2,867,882
FactSet Research Systems, Inc.	12,643	3,617,289
John Wiley & Sons, Inc. - Class A	14,574	635,718
Meredith Corp. (a)	13,498	405,615
TEGNA, Inc. (a)	72,569	1,226,416
The New York Times Co. (a)	47,730	1,527,837
World Wrestling Entertainment, Inc. (a)	15,572	761,159
		11,593,913
Metal Fabricate/Hardware - 0.5%
The Timken Co.	22,973	1,206,772
Valmont Industries, Inc.	7,169	1,018,428
Worthington Industries, Inc.	12,299	452,357
		2,677,557
Mining - 0.5%
Compass Minerals International, Inc. (a)	11,437	662,088
Royal Gold, Inc.	22,053	2,543,152
		3,205,240
Miscellaneous Manufacturing - 2.0%
AptarGroup, Inc.	21,167	2,445,000
Axon Enterprise, Inc. (a)(b)	19,427	1,492,188
Carlisle Cos., Inc.	18,877	2,949,154
Donaldson Co., Inc.	42,148	2,185,374
ITT, Inc.	29,382	1,970,944
Trinity Industries, Inc. (a)	33,489	680,831
		11,723,491
Office Furnishings - 0.2%
Herman Miller, Inc.	19,850	767,202
HNI Corp.	14,681	528,076
		1,295,278
Oil & Gas - 1.2%
Chesapeake Energy Corp. (b)	369,066	188,888
CNX Resources Corp. (a)(b)	61,402	443,937
EQT Corp. (a)	85,659	518,237
Matador Resources Co. (a)(b)	34,858	511,367
Murphy Oil Corp. (a)	50,441	1,057,243
Murphy USA, Inc. (b)	9,631	983,999
PBF Energy, Inc. - Class A	33,353	910,537
Transocean Ltd. (a)(b)	188,188	858,137
WPX Energy, Inc. (a)(b)	138,226	1,651,801
		7,124,146
Oil & Gas Services - 0.3%
APERGY Corp. (a)(b)	26,031	673,162
Core Laboratories NV (a)	14,543	510,895
NOW, Inc. (a)(b)	36,502	365,385
Patterson-UTI Energy, Inc.	66,299	526,414
		2,075,856
Packaging & Containers - 0.5%
Greif, Inc.	8,832	356,989
Silgan Holdings, Inc.	26,010	802,669
Sonoco Products Co.	33,619	1,920,990
		3,080,648
Pharmaceuticals - 0.5%
PRA Health Sciences, Inc. (a)(b)	21,063	2,133,893
Prestige Brands Holdings, Inc. (a)(b)	19,000	770,640
		2,904,533
Pipelines - 0.2%
Antero Midstream Corp. (a)	98,912	498,517
Equitrans Midstream Corp. (a)	68,369	661,128
		1,159,645
Real Estate Management/Services - 0.5%
Jones Lang LaSalle, Inc.	17,164	2,914,790
Retail - 4.8%
American Eagle Outfitters, Inc. (a)	52,007	748,901
AutoNation, Inc. (a)(b)	19,431	824,652
Bed Bath & Beyond, Inc. (a)	41,826	596,020
Brinker International, Inc. (a)	12,661	540,498
Casey's General Stores, Inc. (a)	12,307	1,979,704
Cracker Barrel Old Country Store, Inc. (a)	8,107	1,239,804
Dick's Sporting Goods, Inc.	21,575	954,262
Dillard's, Inc. - Class A (a)	3,360	204,019
Domino's Pizza, Inc. (a)(	13,623	3,838,280
Dunkin' Brands Group, Inc.	27,794	2,170,433
FirstCash, Inc.	14,077	1,224,277
Five Below, Inc. (b)	18,753	2,123,215
Foot Locker, Inc. (a)	35,916	1,363,731
Jack in the Box, Inc.	7,883	644,435
MSC Industrial Direct Co., Inc. (a)	15,188	1,033,847
Nu Skin Enterprises, Inc. - Class A	18,662	608,195
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	18,218	966,283
Papa John's International, Inc. (a)	7,568	490,255
Sally Beauty Holdings, Inc. (a)(b)	38,743	594,705
Texas Roadhouse, Inc.	21,733	1,358,312
The Cheesecake Factory, Inc. (a)	14,041	539,174
The Wendy's Co.	61,143	1,324,969
Urban Outfitters, Inc. (a)(b)	23,087	591,027
Williams-Sonoma, Inc. (a)	25,611	1,794,819
World Fuel Services Corp.	21,783	852,151
		28,605,968
Retail Trade - 0.1%
BJ's Wholesale Club Holdings, Inc. (a)(b)	40,687	834,897
Savings & Loans - 0.7%
New York Community Bancorp, Inc. (a)	157,086	1,737,371
Sterling Bancorp	67,153	1,343,060
Washington Federal, Inc.	26,096	887,264
		3,967,695
Semiconductors - 3.1%
Cabot Microelectronics Corp.	9,695	1,410,719
Cirrus Logic, Inc. (b)	19,252	1,478,746
CREE, Inc. (a)(b)	35,872	1,667,689
Cypress Semiconductor Corp.	122,276	2,852,699
MKS Instruments, Inc.	18,158	1,903,322
Monolithic Power Systems, Inc.	13,986	2,393,984
Semtech Corp. (b)	22,170	1,068,372
Silicon Laboratories, Inc. (b)	14,517	1,427,166
Synaptics, Inc. (a)(b)	10,775	718,585
Teradyne, Inc.	55,614	3,669,968
		18,591,250
Software - 3.6%
ACI Worldwide, Inc. (b)	39,052	1,345,341
Allscripts Healthcare Solutions, Inc. (a)(b)	54,072	463,938
Blackbaud, Inc. (a)	16,330	1,279,129
CDK Global, Inc.	40,434	2,170,497
CommVault Systems, Inc. (b)	13,613	612,857
Fair Isaac Corp. (b)	9,647	3,881,760
J2 Global, Inc. (a)	15,581	1,493,595
Manhattan Associates, Inc. (b)	21,285	1,819,016
PTC, Inc. (a)(b)	34,616	2,877,282
Teradata Corp. (a)(b)	37,467	911,947
Tyler Technologies, Inc. (b)	13,294	4,303,002
		21,158,364
Telecommunications - 1.0%
CIENA Corp. (b)	53,840	2,189,673
InterDigital, Inc.	10,369	572,887
LogMeIn, Inc. (a)	16,264	1,398,216
Telephone & Data Systems, Inc.	31,530	715,101
ViaSat, Inc. (b)	19,114	1,216,606
		6,092,483
Toys/Games/Hobbies - 0.3%
Mattel, Inc. (a)(b)	116,094	1,698,455
Transportation - 1.5%
Kirby Corp. (a)(b)	21,091	1,545,759
Knight-Swift Transportation Holdings, Inc.(a)	40,916	1,517,165
Landstar System, Inc. (a)	13,143	1,455,587
Ryder System, Inc.	17,865	852,518
Werner Enterprises, Inc. (a)	14,689	541,437
XPO Logistics, Inc. (a)(b)	31,000	2,756,520
		8,668,986
Trucking & Leasing - 0.1%
GATX Corp. (a)	11,692	890,112
Water - 0.6%
Aqua America, Inc. (a)	71,879	3,733,395
TOTAL COMMON STOCKS (Cost $501,966,367)		526,764,009

REAL ESTATE INVESTMENT TRUSTS - 11.0%
Alexander & Baldwin, Inc.	22,801	498,430
American Campus Communities, Inc.	46,053	2,112,451
Brixmor Property Group, Inc. (a)	100,416	2,004,303
Camden Property Trust	32,536	3,658,023
CoreCivic, Inc.	39,917	636,676
CoreSite Realty Corp.	12,341	1,449,451
Corporate Office Properties Trust	37,077	1,103,782
Cousins Properties, Inc. (a)	48,874	2,000,413
CyrusOne, Inc.	37,705	2,294,349
Diversified Healthcare Trust	79,904	616,859
Douglas Emmett, Inc.	54,394	2,257,351
EastGroup Properties, Inc.	12,793	1,740,744
EPR Properties	26,134	1,865,184
First Industrial Realty Trust, Inc. (a)	42,553	1,817,013
Healthcare Realty Trust, Inc. (a)	44,537	1,606,004
Highwoods Properties, Inc.	34,852	1,746,434
JBG SMITH Properties	39,306	1,593,858
Kilroy Realty Corp.	32,486	2,682,369
Lamar Advertising Co. - Class A (a)	28,624	2,656,593
Liberty Property Trust	52,543	3,291,819
Life Storage, Inc.	15,708	1,777,831
Macerich Co. (a)	36,697	818,710
Mack-Cali Realty Corp.	30,387	667,299
Medical Properties Trust, Inc. (a)	172,315	3,816,777
National Retail Properties, Inc.	57,166	3,201,296
Omega Healthcare Investors, Inc.	72,767	3,052,576
Park Hotels & Resorts, Inc. (a)	79,726	1,749,188
Pebblebrook Hotel Trust	43,896	1,041,213
PotlatchDeltic Corp. (a)	22,842	982,206
PS Business Parks, Inc.	6,749	1,130,862
Rayonier, Inc.	43,561	1,323,383
Sabra Health Care REIT, Inc.	64,509	1,386,943
Service Properties Trust	55,274	1,192,813
Spirit Realty Capital, Inc.	33,217	1,753,193
Tanger Factory Outlet Centers, Inc. (a)	31,609	462,440
Taubman Centers, Inc. (a)	20,598	544,199
The GEO Group, Inc.	40,581	641,180
Uniti Group, Inc. (a)	64,365	407,431
Urban Edge Properties	38,355	705,348
Weingarten Realty Investors (a)	40,216	1,170,286
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $63,453,247)		65,457,280

SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 1.50% (d)	1,090,395	1,090,395
TOTAL SHORT-TERM INVESTMENTS (Cost $1,090,395)		1,090,395

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (d)		136,142,879
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $136,142,879)	136,142,879	136,142,879

Total Investments (Cost $702,652,888) - 122.9%		729,454,563
Liabilities in Excess of Other Assets - (22.9)%		(136,052,273)
TOTAL NET ASSETS - 100.0%		$593,402,290

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $130,026,318 or 21.9% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%
(d)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 526,764,009	$ -	$ -	$ -	$ 526,764,009
Real Estate Investment Trusts	65,457,280	-	-	-	65,457,280
Short-Term Investments	1,090,395	-	-	-	$ 1,090,395
Investments Purchased with Proceeds from Securities Lending	-	-	-	136,142,879	136,142,879
Total Investments in Securities	$ 593,311,684	$ -	$ -	$ 136,142,879	$ 729,454,563

^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.